SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

Subsequent to December 31, 2022, the cash held in trust by a financial institution has been transferred to ae director, in repayment of the amounts due to the director.

In March of 2023, the Company has signed a letter of intent with an Asia-based high-tech investment group for the potential acquisition of a project.